Land Use Rights (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Schedule of intangible assets
Land use rights	$ 1,041,736	$ 232,550
Accumulated depreciation	(27,198)	(21,527)
Land use rights, net	$ 1,014,538	$ 211,023